Projects Under Construction as of July 31, 2026

Commitment/ Construction Start	HIT Projects	City	State	Total Units	Affordable Units	Union Construction Hours	HIT Commitment	Total Development Cost
4Q 2020	Residences @ 150 Bagley	Detroit	MI	148	30	705,380	$42,312,400	$72,990,473
2Q 2023	Hudson Exchange Phase II	Jersey City	NJ	802	-	4,142,870	$50,000,000	-
4Q 2023	Island Terrace Apartments - A	Chicago	IL	62	56	95,300	$5,327,000	$25,205,460
4Q 2023	Island Terrace Apartments - B	Chicago	IL	178	161	272,550	$17,152,000	$71,932,325
4Q 2023	Imani Village Senior Residences	Chicago	IL	70	70	247,830	$2,171,000	$27,085,749
4Q 2023	Landmark Tower	St. Paul	MN	187	-	616,680	$18,660,000	$97,079,980
4Q 2023	400 Lake Shore Drive	Chicago	IL	635	127	3,316,100	$55,000,000	$543,305,000
2Q 2024	Two Towers	East Moline	IL	239	239	231,900	$18,935,000	$48,967,899
2Q 2024	Park Plaza / North Creek	Minneapolis	MN	253	253	419,940	$48,950,000	$74,715,357
2Q 2024	Estoria Cooperative of Lakeville	Lakeville	MN	89	-	339,980	$19,152,300	$41,138,350
2Q 2024	Curtis Apartments	Worcester	MA	129	129	681,270	$13,061,000	$97,502,520
2Q 2024	Old Colony Phase Six	Boston	MA	89	89	618,060	$22,354,000	$83,447,717
2Q 2024	Union Tower	National City	CA	94	94	579,270	$27,301,874	$85,488,798
3Q 2024	Willa Rawls Manor	Chicago	IL	123	123	73,410	$23,770,000	$46,375,332
3Q 2024	Carville Park	Reno	NV	209	209	321,860	$28,265,500	$64,654,609
3Q 2024	Hale Moiliili Apartments	Honolulu	HI	278	278	1,148,050	$60,600,000	$116,824,021
4Q 2024	Mary Ellen McCormack - Building A	Boston	MA	94	94	692,720	$24,600,000	$108,420,430
2Q 2025	Estoria Cooperative Oak Marsh	Oakdale	MN	87	-	325,400	$21,464,400	$44,694,970
2Q 2025	Elizabeth Seton Young Adult Center	White Plains	NY	96	96	752,990	$132,236,300	$137,410,685
3Q 2025	Rochester Civic Center - Senior Affordable	Rochester	MN	76	76	191,180	$6,343,747	$29,716,441
3Q 2025	Beltline Station - Building 1	St. Louis Park	MN	152	-	391,340	$16,207,382	$58,232,914
3Q 2025	Beltline Station - Building 3	St. Louis Park	MN	146	-	338,930	$14,841,856	$50,632,363
3Q 2025	St. Botolph Apartments	Boston	MA	132	132	453,830	$31,000,000	$54,715,484
3Q 2025	Eleven Eleven Sutter Street - A	San Francisco	CA	102	102	403,920	$58,996,496	$84,392,112
3Q 2025	Eleven Eleven Sutter Street - B	San Francisco	CA	201	-	753,990	$124,999,900	$135,805,323
4Q 2025	Fox Shore	Aurora	IL	94	94	129,820	$15,610,000	$31,198,443
4Q 2025	Palmer Gardens	Toledo	OH	75	75	74,490	$5,110,000	$21,266,086
4Q 2025	Curtis Apartments Phase II	Worcester	MA	150	150	946,810	$20,095,000	$146,589,187
1Q 2026	Pajaro Vista Apartments	Freedom	CA	106	106	24,130	$32,164,100	$37,332,660
1Q 2026	273 W 22nd Street	Manhattan	NY	278	70	1,525,510	$12,500,000	-
2Q 2026	Silver Lake Pointe	Mounds View	MN	83	83	32,860	$7,949,400	$16,866,839

31	HIT Projects (77% Include Affordable Units)			5,457	2,936	20,848,370	$977,130,655	$2,453,987,527

Commitment/ Construction Start	Building America CDE, Inc. Projects (HIT Subsidiary)	City	State	Square Feet	Total Units	Affordable Units	Union Construction Hours	New Markets Tax Credits Allocation	Total Development Cost
4Q 2021	Destination Crenshaw	Los Angeles	CA	40,000	-	-	198,690	$8,000,000	$48,557,521
1Q 2023	Public Health Campus on Cedar	Philadelphia	PA	448,467	-	-	661,180	$15,000,000	$89,223,192
1Q 2024	The Wayman Palmer (Toledo) YMCA Community Hub	Toledo	OH	192,281	-	-	250,800	$8,000,000	$29,451,888
3Q 2024	Straight & Narrow	Paterson	NJ	53,987	-	-	287,230	$11,000,000	$32,891,177
4Q 2024	One Southside	Minneapolis	MN	30,950	-	-	213,470	$5,000,000	$27,978,588
1Q 2025	Belleville Clinic	Belleville	IL	69,600	-	-	61,920	$7,000,000	$10,378,685
3Q 2025	Culinary Academy of Las Vegas	North Las Vegas	NV	55,448	-	-	272,260	$10,000,000	$26,705,792
3Q 2026	Norma Herr	Cleveland	OH	50,425	-	-	273,680	$7,000,000	$35,288,931
8	Projects Receiving Building America CDE, Inc. New Markets Tax Credits Allocation			941,158	-	-	2,219,230	$71,000,000	$300,475,774

39	Grand Total	5,457				2,936	23,067,600	$1,048,130,655	$2,754,463,301

Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of July 31, 2026. Economic impact data is in 2025 dollars and all other figures are nominal. The projects listed above may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) referenced on this graphic may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this graphic; and (iii) this graphic is not a complete list of all the projects financed by the HIT as of the date of this report. Building America CDE, Inc. is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio. Investors should consider the HIT’s investment objectives, risks, and charges and expenses carefully before investing. This and other information is contained in the HIT’s current prospectus. To obtain a current prospectus, call HIT Investor Relations at (202) 331-8055 or visit the HIT’s website at www.aflcio-hit.com.